Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 165
Adjustment on initial application of IFRS 16 (see note 1b)	(101)
Exchange differences	(3)
Charged to income statement	77
Released to income statement	(20)
Utilised	(23)
Transfer from trade and other liabilities	6
Transfer to other liabilities	(36)
Ending balance	65
Deferred consideration [member]
Disclosure of other provisions [line items]
Beginning balance	42
Exchange differences	(1)
Utilised	(5)
Transfer to other liabilities	(36)
Property [member]
Disclosure of other provisions [line items]
Beginning balance	102
Adjustment on initial application of IFRS 16 (see note 1b)	(101)
Charged to income statement	10
Utilised	(1)
Transfer from trade and other liabilities	6
Ending balance	16
Disposals and closures [member]
Disclosure of other provisions [line items]
Beginning balance	5
Released to income statement	(5)
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	16
Exchange differences	(2)
Charged to income statement	67
Released to income statement	(15)
Utilised	(17)
Ending balance	£ 49